UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07345


                          IXIS Advisor Funds Trust III
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: March 31, 2005

ITEM I SCHEDULE OF INVESTMENTS

        HARRIS ASSOCIATES FOCUSED VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares            Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 92.9% of Total Net Assets
                     Aerospace & Defense -- 4.3%
          378,600    Raytheon Co.                                                             $  14,651,820
                                                                                              -------------
                     Apparel -- 2.4%
          203,800    Liz Claiborne, Inc.                                                          8,178,494
                                                                                              -------------
                     Beverages -- 3.3%
          548,500    Coca-Cola Enterprises, Inc.                                (c)              11,255,220
                                                                                              -------------
                     Commercial Services -- 15.1%
          485,900    H&R Block, Inc.                                            (c)              24,576,822
          127,800    Moody's Corp.                                              (c)              10,333,908
          503,000    RR Donnelley & Sons Co.                                                     15,904,860
                                                                                              -------------
                                                                                                 50,815,590
                                                                                              -------------
                     Hand & Machine Tools -- 3.9%
          168,600    Black & Decker Corp.                                       (c)              13,317,714
                                                                                              -------------
                     Health Care - Products -- 1.7%
          170,300    Baxter International, Inc.                                                   5,786,794
                                                                                              -------------
                     Leisure Time -- 2.5%
          143,800    Harley-Davidson, Inc.                                                        8,305,888
                                                                                              -------------
                     Media -- 11.8%
           84,500    Cablevision Systems Corp., Class A                         (d)               2,370,225
          181,400    Knight-Ridder, Inc.                                        (c)              12,199,150
          851,200    Liberty Media Corp., Class A                               (d)               8,826,944
          932,700    Time Warner, Inc.                                          (d)              16,368,885
                                                                                              -------------
                                                                                                 39,765,204
                                                                                              -------------
                     Oil & Gas -- 5.3%
          357,800    Burlington Resources, Inc.                                                  17,915,046
                                                                                              -------------
                     Pharmaceuticals -- 12.1%
          480,100    Bristol-Myers Squibb Co.                                                    12,223,346
          388,400    Hospira, Inc.                                              (d)              12,533,668
          452,800    Omnicare, Inc.                                                              16,051,760
                                                                                              -------------
                                                                                                 40,808,774
                                                                                              -------------
                     Retail -- 14.9%
          564,800    AutoNation, Inc.                                           (c) (d)          10,697,312
          611,900    TJX Cos., Inc.                                                              15,071,097
          474,800    Yum! Brands, Inc.                                                           24,599,388
                                                                                              -------------
                                                                                                 50,367,797
                                                                                              -------------
                     Savings & Loans -- 13.4%
          380,300    Sovereign Bancorp, Inc.                                                      8,427,448
          932,200    Washington Mutual, Inc.                                                     36,821,900
                                                                                              -------------
                                                                                                 45,249,348
                                                                                              -------------
                     Software -- 2.2%
          187,300    First Data Corp.                                                             7,362,763
                                                                                              -------------
                     Total Common Stocks (Identified Cost $245,394,577)                         313,780,452
                                                                                              -------------

      Principal
         Amount      Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 23.5%
$      27,123,876    Repurchase Agreement with Investors Bank & Trust Co.
                     dated 3/31/2005 at 2.02% to be repurchased at
                     $27,125,398 on 4/1/2005, collateralized by $20,930,263
                     Federal Home Loan Mortgage Corporation Bond, 3.210%, due
                     6/15/2034 valued at $21,006,602 and $6,911,867 Small
                     Business Administration Bond, 5.090%, due 8/25/2029
                     valued at $7,480,070                                                     $  27,123,876
        2,307,588    Bank of America, 2.77%, due 4/18/2005                      (e)               2,307,588
        2,307,588    Bank of America, 2.82%, due 5/16/2005                      (e)               2,307,588
          702,713    Bank of Montreal, 2.60%, due 4/04/2005                     (e)                 702,713
        2,535,752    Bank of Montreal, 2.75%, due 4/08/2005                     (e)               2,535,752
        4,107,507    Bank of Nova Scotia, 2.70%, due 4/11/2005                  (e)               4,107,507
          923,035    Bank of Nova Scotia, 2.73%, due 4/14/2005                  (e)                 923,035
        2,307,588    Bank of Nova Scotia, 2.78%, due 4/28/2005                  (e)               2,307,588
        1,384,553    Barclays, 2.785%, due 4/25/2005                            (e)               1,384,553
        2,512,987    BGI Institutional Money Market Fund                        (e)               2,512,987
        6,922,764    BNP Paribas, 2.73%, due 4/07/2005                          (e)               6,922,764
        2,307,588    BNP Paribas, 2.91%, due 6/15/2005                          (e)               2,307,588
          942,308    Calyon, 2.77%, due 4/21/2005                               (e)                 942,308
          425,349    Den Danske Bank, 2.77%, due 4/26/2005                      (e)                 425,349
          923,035    Falcon Asset Securitization Corp., 2.727%, due 4/13/2005   (e)                 923,035
        2,252,206    Fortis Bank, 2.44%, due 4/14/2005                          (e)               2,252,206
        2,307,588    Fortis Bank, 2.80%, due 4/06/2005                          (e)               2,307,588
          999,870    Goldman Sachs Financial Square Prime Obligations Fund      (e)                 999,870
        2,307,588    Govco, Inc., 2.60%, due 4/05/2005                          (e)               2,307,588
        1,108,927    Keybank, 2.844%, due 4/01/2005                             (e)               1,108,927
        1,141,118    Merrill Lynch Premier Institutional Fund                   (e)               1,141,118
          658,738    Merrimac Cash Fund-Premium Class                           (e)                 658,738
        2,307,588    Rabobank Nederland, 2.78%, due 4/29/2005                   (e)               2,307,588
        2,496,827    Royal Bank of Scotland, 2.75%, due 4/05/2005               (e)               2,496,827
        2,307,588    Svenska Handlesbanken, 2.70%, due 4/11/2005                (e)               2,307,588
          461,518    The Bank of the West, 2.79%, due 4/22/2005                 (e)                 461,518
          461,518    Toronto Dominion Bank, 3.01%, due 6/24/2005                (e)                 461,518
          923,035    UBS AG, 2.805%, due 5/03/2005                              (e)                 923,035
          923,035    Wells Fargo, 2.78%, due 4/20/2005                          (e)                 923,035
          325,342    Wells Fargo, 2.79%, due 4/08/2005                          (e)                 325,342
          461,518    Yorktown Capital LLC, 2.636%, due 4/01/2005                (e)                 461,518
                                                                                              -------------
                     Total Short Term Investments (Identified Cost $79,178,235)                  79,178,235
                                                                                              -------------

                     Total Investments -- 116.4%
                     (Identified Cost $324,572,812) (b)                                         392,958,687
                     Other assets less liabilities                                              (55,353,747)
                                                                                              -------------
                     Total Net Assets -- 100%                                                 $ 337,604,940
                                                                                              =============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized appreciation on investments based on cost of $324,572,812 for federal income tax purposes was as follows:

                     Aggregate gross unrealized appreciation for all investments
                     in which there is an excess of value over tax cost                       $  68,613,491
                     Aggregate gross unrealized depreciation for all investments
                     in which there is an excess of tax cost over value                            (227,616)
                                                                                              -------------
                     Net unrealized appreciation                                              $  68,385,875
                                                                                              =============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $10,136,380 which expires on December 31, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at March 31, 2005.
(d)      Non-income producing security.
(e)      Represents investments of securities lending collateral.

       CDC IXIS Moderate Diversified Portfolio -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares            Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 62.6% of Total Net Assets
                     Advertising -- 0.3%
            4,200    Getty Images, Inc.                                         (e) (f)       $     298,662
                                                                                              -------------
                     Aerospace & Defense -- 0.7%
            8,000    Raytheon Co.                                                                   696,600
            5,200    Rolls-Royce Group PLC, Sponsored ADR                                           118,040
                                                                                              -------------
                                                                                                    814,640
                                                                                              -------------
                     Airlines -- 0.1%
            2,180    British Airways PLC, Sponsored ADR                         (e) (f)             109,501
                                                                                              -------------
                     Apparel -- 1.3%
            1,450    Coach, Inc.                                                (f)                 648,413
            7,500    Jones Apparel Group, Inc.                                                      251,175
            5,875    Nike, Inc., Class B                                                            489,446
                                                                                              -------------
                                                                                                  1,389,034
                                                                                              -------------
                     Auto Manufacturers -- 0.1%
            5,810    Honda Motor Co., Ltd., Sponsored ADR                                           145,482
                                                                                              -------------
                     Auto Parts & Equipment -- 0.1%
            1,100    Harman International Industries, Inc.                                           97,306
                                                                                              -------------
                     Banks -- 2.3%
            9,735    ABN AMRO Holding NV, Sponsored ADR                                             241,525
            7,750    Banco Santander Central Hispano SA, ADR                    (e)                 215,840
            4,750    BNP Paribas, ADR                                                               170,287
            5,160    Credit Suisse Group, Sponsored ADR                         (f)                 220,848
            6,855    DBS Group Holdings, Ltd., Sponsored ADR                                        247,465
            2,490    Deutsche Bank AG                                                               214,638
            2,885    HSBC Holdings PLC, Sponsored ADR                           (e)                 229,069
            5,650    Lloyds TSB Group PLC, Sponsored ADR                        (e)                 204,925
            9,820    Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR                        318,848
            7,100    U.S. Bancorp                                               (e)                 492,822
                                                                                              -------------
                                                                                                  2,556,267
                                                                                              -------------
                     Beverages -- 1.6%
            1,200    Anheuser-Busch Cos., Inc.                                                      530,768
            3,100    Coca-Cola Co. (The)                                                            129,177
            2,200    Coca-Cola Enterprises, Inc.                                                    250,344
            4,000    Diageo PLC, Sponsored ADR                                                      796,600
                                                                                              -------------
                                                                                                  1,706,889
                                                                                              -------------
                     Biotechnology -- 0.1%
            4,400    Cambrex Corp.                                              (e)                  93,720
                                                                                              -------------
                     Building Materials -- 1.2%
            4,405    Lafarge SA, Sponsored ADR                                                      107,041
            6,700    Martin Marietta Materials, Inc.                                                374,664
            3,500    Masco Corp.                                                                    814,745
                                                                                              -------------
                                                                                                  1,296,450
                                                                                              -------------
                     Chemicals -- 1.2%
            4,670    Akzo Nobel NV, Sponsored ADR                                                   214,727
            7,700    Engelhard Corp.                                                                231,231
            4,500    FMC Corp.                                                  (f)                 240,525
            1,500    Hercules, Inc.                                             (f)                 311,320

            4,200    Minerals Technologies, Inc.                                                    276,276
                                                                                              -------------
                                                                                                  1,274,079
                                                                                              -------------
                     Commercial Services -- 1.6%
            4,100    Copart, Inc.                                               (f)                 332,196
            2,800    DeVry, Inc.                                                (f)                 242,176
            0,000    Gartner Group, Inc., Class A                               (f)                 191,400
            5,800    ITT Educational Services, Inc.                             (e) (f)             281,300
            7,000    Keane, Inc.                                                (f)                  91,210
            4,900    MoneyGram International, Inc.                                                   92,561
            4,950    Moody's Corp.                                              (e)                 400,257
            8,000    MPS Group, Inc.                                            (f)                  84,080
                                                                                              -------------
                                                                                                  1,715,180
                                                                                              -------------
                     Computers -- 1.6%
            9,925    Apple Computer, Inc.                                       (f)                 830,275
            8,375    Cognizant Technology Solutions Corp.                       (e) (f)             386,925
            3,000    Hewlett-Packard Co.                                                            285,220
            4,200    Sun Microsystems, Inc.                                     (f)                 259,368
                                                                                              -------------
                                                                                                  1,761,788
                                                                                              -------------
                     Cosmetics & Personal Care -- 0.7%
              845    Kao Corp., Sponsored ADR                                                       191,308
            1,625    Procter & Gamble Co.                                                           616,125
                                                                                              -------------
                                                                                                    807,433
                                                                                              -------------
                     Distribution -- 0.2%
            3,000    Express Scripts, Inc.                                      (e) (f)             261,570
                                                                                              -------------
                     Distribution & Wholesale -- 0.7%
            5,100    Fastenal Co.                                               (e)                 282,081
            4,700    Marubeni Corp., ADR                                                            145,230
            8,300    United Stationers, Inc.                                    (f)                 375,575
                                                                                              -------------
                                                                                                    802,886
                                                                                              -------------
                     Diversified Financial Services -- 4.3%
            4,700    American Express Co.                                                           241,439
            1,275    Chicago Mercantile Exchange (The)                                              247,388
           16,700    Citigroup, Inc.                                                                750,498
           10,200    Fannie Mae                                                                     555,390
            3,350    Goldman Sachs Group, Inc.                                                      368,466
           24,000    JPMorgan Chase & Co.                                                           830,400
            8,725    Legg Mason, Inc.                                                               681,771
            6,525    Lehman Brothers Holdings, Inc.                                                 614,394
            6,200    T. Rowe Price Group, Inc.                                                      368,156
                                                                                              -------------
                                                                                                  4,657,902
                                                                                              -------------
                     Electric -- 0.5%
           20,075    AES Corp. (The)                                            (f)                 328,828
            6,750    E.ON AG, Sponsored ADR                                     (e)                 194,062
                                                                                              -------------
                                                                                                    522,890
                                                                                              -------------
                     Electrical Components & Equipment -- 0.5%
            3,140    Hitachi, Ltd., Sponsored ADR                                                   195,088
           42,435    Johnson Electric Holdings, Ltd., Sponsored ADR                                 388,280
                                                                                              -------------
                                                                                                    583,368
                                                                                              -------------
                     Electronics -- 0.9%
            4,800    Applera Corp. -  Applied Biosystems Group                                       94,752
            9,665    Koninklijke (Royal) Philips Electronics NV                 (e) (f)             265,981
           31,515    NEC Corp., ADR                                                                 189,720
           15,700    Thermo Electron Corp.                                      (f)                 397,053
                                                                                              -------------
                                                                                                    947,506
                                                                                              -------------
                     Engineering & Construction -- 0.3%
           47,655    ABB, Ltd., Sponsored ADR                                   (f)                 295,461
                                                                                              -------------
                     Environmental Control -- 0.8%
           18,400    Allied Waste Industries, Inc.                              (e) (f)             134,504
           25,800    Waste Management, Inc.                                                         744,330

                                                                                              -------------
                                                                                                    878,834
                                                                                              -------------
                     Financial Services -- 0.3%
           17,875    Providian Financial Corp.                                  (f)                 306,735
                                                                                              -------------
                     Food -- 2.4%
           10,200    General Mills, Inc.                                                            501,330
            9,715    Groupe Danone, Sponsored ADR                                                   194,009
            9,800    H.J. Heinz Co.                                                                 361,032
            7,400    Kraft Foods, Inc., Class A                                 (e)                 244,570
           11,170    Nestle SA, Sponsored ADR                                                       764,464
            3,645    Unilever PLC, Sponsored ADR                                                    145,800
            3,650    Whole Foods Market, Inc.                                   (e)                 372,774
                                                                                              -------------
                                                                                                  2,583,979
                                                                                              -------------
                     Food Service -- 0.2%
           57,730    Compass Group PLC, ADR                                                         277,104
                                                                                              -------------
                     Forest Products & Paper -- 0.1%
            7,620    UPM-Kymmene OYJ, Sponsored ADR                             (e)                 170,155
                                                                                              -------------
                     Health Care - Products -- 3.2%
           20,600    Baxter International, Inc.                                                     699,988
            3,850    CR Bard, Inc.                                                                  262,108
           23,600    Johnson & Johnson                                                            1,584,976
            3,675    Kinetic Concepts, Inc.                                     (f)                 219,214
            4,900    Steris Corp.                                               (f)                 123,725
            5,825    Stryker Corp.                                                                  259,853
            4,675    Zimmer Holdings, Inc.                                      (e) (f)             363,762
                                                                                              -------------
                                                                                                  3,513,626
                                                                                              -------------
                     Health Care - Services -- 2.4%
            7,300    Aetna, Inc.                                                                    547,134
            1,700    Coventry Health Care, Inc.                                 (f)                 115,838
            5,675    Fresenius Medical Care AG, ADR                                                 154,247
           14,300    Health Management Associates, Inc., Class A                (e)                 374,374
            2,200    Laboratory Corp. of America Holdings                       (f)                 106,040
            7,450    UnitedHealth Group, Inc.                                                       710,581
            5,175    WellPoint, Inc.                                            (f)                 648,686
                                                                                              -------------
                                                                                                  2,656,900
                                                                                              -------------
                     Holding Companies - Diversified -- 0.3%
            7,320    Hutchison Whampoa, Ltd., ADR                                                   310,002
                                                                                              -------------
                     Home Builders -- 0.9%
            7,608    DR Horton, Inc.                                            (e)                 222,458
            5,450    Pulte Homes, Inc.                                          (e)                 401,284
            5,275    Toll Brothers, Inc.                                        (f)                 415,934
                                                                                              -------------
                                                                                                  1,039,676
                                                                                              -------------
                     Home Furnishings -- 0.8%
           12,500    Furniture Brands International, Inc.                       (e)                 272,625
           13,260    Pioneer Corp., ADR                                                             238,282
            9,025    Sony Corp., Sponsored ADR                                  (e)                 361,181
                                                                                              -------------
                                                                                                    872,088
                                                                                              -------------
                     Household Products & Wares -- 0.9%
            8,600    Fortune Brands, Inc.                                                           693,418
           12,900    Newell Rubbermaid, Inc.                                    (e)                 283,026
                                                                                              -------------
                                                                                                    976,444
                                                                                              -------------
                     Insurance -- 1.3%
            6,000    Aflac, Inc.                                                                    223,560
            8,820    Axa, Sponsored ADR                                         (e)                 235,318
           11,775    ING Groep NV, Sponsored ADR                                                    355,958
            3,400    MGIC Investment Corp.                                                          209,678
            7,025    Prudential Financial, Inc.                                                     403,235
                                                                                              -------------
                                                                                                  1,427,749
                                                                                              -------------

                     Internet -- 1.8%
           12,075    eBay, Inc.                                                 (f)                 449,915
            3,975    Google, Inc., Class A                                      (e) (f)             717,527
           20,800    Symantec Corp.                                             (f)                 443,664
           11,000    VeriSign, Inc.                                             (f)                 315,700
                                                                                              -------------
                                                                                                  1,926,806
                                                                                              -------------
                     Leisure Time -- 0.6%
            4,700    Carnival Corp.                                                                 243,507
            6,700    Harley-Davidson, Inc.                                                          386,992
                                                                                              -------------
                                                                                                    630,499
                                                                                              -------------
                     Lodging -- 0.7%
            5,725    MGM Mirage                                                 (f)                 405,445
            6,500    Starwood Hotels & Resorts Worldwide, Inc.                                      390,195
                                                                                              -------------
                                                                                                    795,640
                                                                                              -------------
                     Machinery - Diversified -- 0.3%
           11,500    Flowserve Corp.                                            (f)                 297,505
                                                                                              -------------
                     Media -- 4.8%
           26,300    Comcast Corp., Special Class A                             (f)                 878,420
           26,500    DIRECTV Group (The), Inc.                                  (f)                 382,130
           10,200    Entercom Communications Corp.                              (e) (f)             362,304
           95,000    Liberty Media Corp., Class A                               (f)                 985,150
           48,700    Time Warner, Inc.                                          (f)                 854,685
           28,000    Viacom, Inc., Class B                                                          975,240
           26,400    Walt Disney Co. (The)                                      (e)                 758,472
                                                                                              -------------
                                                                                                  5,196,401
                                                                                              -------------
                     Metal Fabricate & Hardware -- 0.3%
           10,000    Mueller Industries, Inc.                                                       281,500
                                                                                              -------------
                     Miscellaneous - Manufacturing -- 2.5%
            3,400    Carlisle Cos., Inc.                                                            237,218
            7,500    Crane Co.                                                                      215,925
            9,950    Danaher Corp.                                              (e)                 531,430
           11,300    Federal Signal Corp.                                                           171,421
           23,925    General Electric Co.                                                           862,736
           10,100    Honeywell International, Inc.                                                  375,821
           29,630    Kawasaki Heavy Industries, Ltd., Sponsored ADR             (f)                 198,521
            3,100    Teleflex, Inc.                                             (e)                 158,658
                                                                                              -------------
                                                                                                  2,751,730
                                                                                              -------------
                     Office & Business Equipment -- 0.9%
            6,550    Canon, Inc., Sponsored ADR                                                     351,080
           41,100    Xerox Corp.                                                (f)                 622,665
                                                                                              -------------
                                                                                                    973,745
                                                                                              -------------
                     Oil & Gas -- 2.2%
            6,100    Apache Corp.                                                                   373,503
            5,950    Burlington Resources, Inc.                                                     297,917
            2,335    ENI SpA, Sponsored ADR                                                         303,924
           12,325    EOG Resources, Inc.                                                            600,721
            2,460    Total SA, Sponsored ADR                                    (e)                 288,386
           17,100    XTO Energy, Inc.                                                               561,564
                                                                                              -------------
                                                                                                  2,426,015
                                                                                              -------------
                     Packaging & Containers -- 0.5%
            2,700    Aptargroup, Inc.                                                               140,346
            4,200    Ball Corp.                                                                     174,216
            6,400    Sonoco Products Co.                                                            184,640
                                                                                              -------------
                                                                                                    499,202
                                                                                              -------------
                     Pharmaceuticals -- 2.3%
           13,300    Abbott Laboratories                                                            620,046
            3,010    AstraZeneca PLC, Sponsored ADR                                                 118,985
           16,100    Bristol-Myers Squibb Co.                                                       409,906
           12,450    Caremark Rx, Inc.                                          (e) (f)             495,261

            7,435    GlaxoSmithKline PLC, ADR                                   (e)                 341,415
            4,130    Novartis AG, ADR                                                               193,201
            3,220    Sanofi-Aventis, ADR                                                            136,335
            3,155    Schering AG, ADR                                           (e)                 210,754
                                                                                              -------------
                                                                                                  2,525,903
                                                                                              -------------
                     Processing -- 0.1%
            5,100    Acxiom Corp.                                                                   106,743
                                                                                              -------------
                     Retail -- 6.4%
           13,775    Chico's FAS, Inc.                                          (e) (f)             389,282
            7,000    Costco Wholesale Corp.                                                         309,260
            7,600    Dillard's, Inc., Class A                                   (e)                 204,440
           12,900    Dollar Tree Stores, Inc.                                   (e) (f)             370,617
           17,300    Foot Locker, Inc.                                                              506,890
           16,000    Gap (The), Inc.                                            (e)                 349,440
           21,200    Home Depot, Inc.                                                               810,688
           17,640    Kingfisher PLC, Sponsored ADR                                                  197,568
           14,900    Kohl's Corp.                                               (f)                 769,287
            3,800    Limited Brands, Inc.                                                            92,340
           30,300    McDonald's Corp.                                                               943,542
           11,900    NBTY, Inc.                                                 (f)                 298,571
            9,500    RadioShack Corp.                                           (e)                 232,750
            3,900    Regis Corp.                                                                    159,627
            6,940    Signet Group PLC, Sponsored ADR                                                144,560
            8,600    Toys "R" Us, Inc.                                          (f)                 221,536
           11,650    Walgreen Co.                                                                   517,493
            9,900    Wal-Mart Stores, Inc.                                                          496,089
                                                                                              -------------
                                                                                                  7,013,980
                                                                                              -------------
                     Semiconductors -- 1.2%
           24,600    Intel Corp.                                                                    571,458
           28,650    Texas Instruments, Inc.                                                        730,288
                                                                                              -------------
                                                                                                  1,301,746
                                                                                              -------------
                     Software -- 2.1%
            4,225    Adobe Systems, Inc.                                        (e)                 283,793
            3,700    Electronic Arts, Inc.                                      (f)                 191,586
            4,200    Fair Isaac Corp.                                                               144,648
           14,500    First Data Corp.                                                               569,995
           45,050    Oracle Corp.                                               (e) (f)             562,224
            3,800    ProQuest Co.                                               (f)                 137,370
           15,400    Reynolds & Reynolds Co. (The), Class A                                         416,724
                                                                                              -------------
                                                                                                  2,306,340
                                                                                              -------------
                     Telecommunications -- 1.5%
            3,000    Adtran, Inc.                                                                    52,920
           11,975    Juniper Networks, Inc.                                     (e) (f)             264,169
           10,420    Nokia OYJ, Sponsored ADR                                                       160,781
           14,250    QUALCOMM, Inc.                                                                 522,263
           28,495    Telefonica Moviles SA, ADR                                 (e)                 334,816
           12,545    Vodafone Group PLC, Sponsored ADR                                              333,195
                                                                                              -------------
                                                                                                  1,668,144
                                                                                              -------------
                     Transportation -- 0.3%
            5,775    Expeditors International Washington, Inc.                  (e)                 309,251
                                                                                              -------------
                     Water -- 0.2%
            6,520    Suez SA, ADR                                               (e)                 175,910
                                                                                              -------------
                     Total Common Stocks (Identified Cost $67,477,390)                           68,338,366
                                                                                              -------------

      Principal
         Amount      Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Bonds and Notes -- 32.6%
                     Asset Backed Securities -- 0.3%
$        100,000     Citibank Credit Card Issuance Trust, Series 2003-A3,
                     Class A3 3.100%, 3/10/2010                                               $      96,549
         277,000     Citibank Credit Card Issuance Trust, Series 2003-A6,
                     Class A6 2.900%, 5/17/2010                                                     265,084
                                                                                              -------------
                                                                                                    361,633
                                                                                              -------------
                     Auto Manufacturers -- 0.3%
          340,000    DaimlerChrysler North America Holding Corp.,
                     Note 6.400%, 5/15/2006                                                         347,225
                                                                                              -------------
                     Banks -- 0.6%
          620,000    Bank of America Corp., Subordinated Note
                     7.400%, 1/15/2011                                                              698,953
                                                                                              -------------
                     Diversified Financial Services -- 5.2%
          350,000    CIT Group, Inc., Senior Note
                     4.000%, 5/08/2008                                                              343,740
          695,000    Countrywide Home Loans, Inc., (MTN)
                     5.500%, 2/01/2007                                                              708,401
          360,000    Ford Motor Credit Co., Note
                     5.800%, 1/12/2009                                                              343,827
          650,000    General Electric Capital Corp., Note, (MTN)
                     6.000%, 6/15/2012                                                              692,537
          700,000    General Motors Acceptance Corp., Note
                     6.750%, 1/15/2006                                                              704,874
          600,000    Household Finance Corp., Note
                     4.625%, 1/15/2008                                                              601,567
           90,000    Household Finance Corp., Note
                     8.000%, 7/15/2010                                                              102,957
          710,000    John Deere Capital Corp., Global Note
                     4.500%, 8/22/2007                                                              712,478
          688,000    Lehman Brothers Holdings, Inc., Global Note
                     6.250%, 5/15/2006                                                              704,467
          700,000    Morgan Stanley Dean Witter & Co., Global Note
                     6.100%, 4/15/2006                                                              714,155
                                                                                              -------------
                                                                                                  5,629,003
                                                                                              -------------
                     Electric -- 1.3%
          665,000    Dominion Resources, Inc., Note
                     5.700%, 9/17/2012                                                              689,620
          710,000    Duke Energy Corp., Senior Note
                     4.200%, 10/01/2008                                                             701,365
                                                                                              -------------
                                                                                                  1,390,985
                                                                                              -------------
                     Food -- 1.3%
          630,000    ConAgra Foods, Inc., Note
                     6.750%, 9/15/2011                                                              692,381
          655,000    Kellogg Co., Note
                     6.600%, 4/01/2011                                                              713,953
                                                                                              -------------
                                                                                                  1,406,334
                                                                                              -------------
                     Government Agencies -- 12.5%
        1,047,787    FHLMC
                     4.500%,  with various maturities to 2020                   (c)               1,026,739
          845,000    FHLMC
                     4.875%, 3/15/2007                                                              859,236
          945,000    FHLMC
                     5.250%, 1/15/2006                                          (d)                 956,955
          346,273    FHLMC
                     5.500%,  with various maturities to 2019                   (c)                 353,603
        1,642,099    FHLMC
                     6.500%,  with various maturities to 2035                   (c)               1,704,249

          116,163    FNMA
                     4.000%, 9/01/2019                                                              111,271
        2,123,986    FNMA
                     4.500%,  with various maturities to 2020                   (c)               2,078,297
        2,545,986    FNMA
                     5.500%,  with various maturities to 2034                   (c)               2,595,131
        1,330,969    FNMA
                     6.500%,  with various maturities to 2034                   (c)               1,383,733
        2,725,000    FNMA (TBA)
                     4.000%, 4/01/2020                                                            2,608,337
                                                                                              -------------
                                                                                                 13,677,551
                                                                                              -------------
                     Media -- 0.6%
          315,000    Comcast Cable Communications Corp., Note
                     6.750%, 1/30/2011                                                              340,266
           25,000    Comcast Corp., Note
                     5.500%, 3/15/2011                                                               25,460
          290,000    Time Warner, Inc., Note
                     7.625%, 4/15/2031                                                              340,682
                                                                                              -------------
                                                                                                    706,408
                                                                                              -------------
                     Mining -- 0.7%
          710,000    Alcan, Inc., Senior Note
                     4.875%, 9/15/2012                                                              708,957
                                                                                              -------------
                     Oil & Gas -- 0.7%
          670,000    Transocean Sedco Forex, Inc., Note
                     6.625%, 4/15/2011                                                              731,666
                                                                                              -------------
                     Pipelines -- 0.3%
          320,000    Kinder Morgan, Inc., Senior Note
                     6.500%, 9/01/2012                                                              343,618
                                                                                              -------------
                     Retail -- 0.6%
          710,000    Target Corp., Note
                     3.375%, 3/01/2008                                                              691,386
                                                                                              -------------
                     Telecommunications -- 1.0%
                     Sprint Capital Corp., Note
          355,000    6.125%, 11/15/2008                                                             371,050
                     Verizon Global Funding Corp., Global Note
           95,000    7.375%, 9/01/2012                                                              107,772
                     Verizon Global Funding Corp., Note
          605,000    4.375%, 6/01/2013                                                              574,213
                                                                                              -------------
                                                                                                  1,053,035
                                                                                              -------------
                     Treasuries -- 7.2%
        1,325,000    U.S. Treasury Bond
                     5.250%, with various maturities to 2029                                      1,394,572
        2,180,000    U.S. Treasury Bond
                     5.375%, 2/15/2031                                          (d) (e)           2,375,945
          870,000    U.S. Treasury Note
                     2.375%, 8/15/2006                                                              855,421
          745,000    U.S. Treasury Note
                     4.250%, 8/15/2014                                                              730,566
          730,000    U.S. Treasury Note
                     5.000%, 8/15/2011                                          (e)                 758,401
        1,615,000    U.S. Treasury Note
                     6.250%, 2/15/2007                                          (d)               1,688,053
           70,000    U.S. Treasury Note
                     6.500%, 5/15/2005                                                               70,312
                                                                                              -------------
                                                                                                  7,873,270
                                                                                              -------------
                     Total Bonds and Notes (Identified Cost $36,121,547)                         35,620,024
                                                                                              -------------

      Principal
         Amount      Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 18.2%
$       2,554,175    Repurchase Agreement with Investors Bank & Trust Co.
                     dated 3/31/2005 at 2.02% to be repurchased at $2,554,318
                     on 4/1/2005, collateralized by $2,494,627 Small Business
                     Administration Bond 6.125%, due 11/25/2016 valued at
                     $2,681,883                                                                $  2,554,175
          648,154    Bank of America, 2.77%, due 4/18/2005                      (h)                 648,154
          648,154    Bank of America, 2.82%, due 5/16/2005                      (h)                 648,154
          197,377    Bank of Montreal, 2.60%, due 4/04/2005                     (h)                 197,377
          712,240    Bank of Montreal, 2.75%, due 4/08/2005                     (h)                 712,240
        1,153,712    Bank of Nova Scotia, 2.70%, due 4/11/2005                  (h)               1,153,712
          259,263    Bank of Nova Scotia, 2.73%, due 4/14/2005                  (h)                 259,263
          648,154    Bank of Nova Scotia, 2.78%, due 4/28/2005                  (h)                 648,154
          388,892    Barclays, 2.785%, due 4/25/2005                            (h)                 388,892
          705,846    BGI Institutional Money Market Fund                        (h)                 705,846
        1,944,460    BNP Paribas, 2.73%, due 4/07/2005                          (h)               1,944,460
          648,153    BNP Paribas, 2.91%, due 6/15/2005                          (h)                 648,153
          264,673    Calyon, 2.77%, due 4/21/2005                               (h)                 264,673
          119,472    Den Danske Bank, 2.77%, due 4/26/2005                      (h)                 119,472
          259,263    Falcon Asset Securitization Corp., 2.727%, due 4/13/2005   (h)                 259,263
          632,596    Fortis Bank, 2.44%, due 4/14/2005                          (h)                 632,596
          648,154    Fortis Bank, 2.80%, due 4/06/2005                          (h)                 648,154
          280,842    Goldman Sachs Financial Square Prime Obligations Fund      (h)                 280,842
          648,154    Govco, Inc., 2.60%, due 4/05/2005                          (h)                 648,154
          311,474    Keybank, 2.844%, due 4/01/2005                             (h)                 311,474
          320,516    Merrill Lynch Premier Institutional Fund                   (h)                 320,516
          185,026    Merrimac Cash Fund-Premium Class                           (h)                 185,026
          648,154    Rabobank Nederland, 2.78%, due 4/29/2005                   (h)                 648,154
          701,307    Royal Bank of Scotland, 2.75%, due 4/05/2005               (h)                 701,307
          648,152    Svenska Handlesbanken, 2.70%, due 4/11/2005                (h)                 648,152
          129,630    The Bank of the West, 2.79%, due 4/22/2005                 (h)                 129,630
          129,630    Toronto Dominion Bank, 3.01%, due 6/24/2005                (h)                 129,630
        2,725,000    U.S. Treasury Bills, 2.648%, due 5/19/2005                 (g)               2,715,381
          259,261    UBS AG, 2.805%, due 5/03/2005                              (h)                 259,261
          259,261    Wells Fargo, 2.78%, due 4/20/2005                          (h)                 259,261
           91,380    Wells Fargo, 2.79%, due 4/08/2005                          (h)                  91,380
          129,632    Yorktown Capital LLC, 2.636%, due 4/01/2005                (h)                 129,632
                                                                                              -------------
          129,632    Total Short Term Investments (Identified Cost $19,890,538)                  19,890,538
                                                                                              -------------

                     Total Investments -- 113.4%
                     (Identified Cost $123,489,475) (b)                                         123,848,928
                     Other assets less liabilities                                              (14,619,306)
                                                                                              -------------
                     Total Net Assets -- 100%                                                 $ 109,229,622
                                                                                              =============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated. All other securities and assets are valued at fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees.

         Federal Tax Information:
(b) At March 31, 2005, the net unrealized appreciation on investments based on cost of $123,578,376 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost                       $   2,754,511
         Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value                          (2,483,959)
                                                                                  -------------
         Net unrealized appreciation                                              $     270,552
                                                                                  =============

(c) The Portfolio's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
(d) All or a portion of this has been segregated to cover collateral requirements on TBA obligations.
(e) All or a portion of this security was on loan to brokers at March 31, 2005.
(f)      Non-income producing security.
(g)      Rate is yield to maturity.
(h)      Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
MTN      Medium Term Note
TBA To Be Announced - The Portfolio may purchase and sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

          IXIS Equity Diversified Portfolio -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares            Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 85.4% of Total Net Assets
                     Advertising -- 0.4%
              525    Getty Images, Inc.                                         (c)           $      37,333
                                                                                              -------------
                     Aerospace & Defense -- 1.1%
            2,400    Raytheon Co.                                                                    92,880
              620    Rolls-Royce Group PLC, Sponsored ADR                                            14,074
                                                                                              -------------
                                                                                                    106,954
                                                                                              -------------
                     Airlines -- 0.1%
              260    British Airways PLC, Sponsored ADR                         (c)                  13,060
                                                                                              -------------
                     Apparel -- 1.8%
            1,450    Coach, Inc.                                                (c)                  82,113
              960    Jones Apparel Group, Inc.                                                       32,150
              750    Nike, Inc., Class B                                                             62,482
                                                                                              -------------
                                                                                                    176,745
                                                                                              -------------
                     Auto Parts & Equipment -- 0.1%
              115    Harman International Industries, Inc.                                           10,173
                                                                                              -------------
                     Banks -- 3.3%
            1,160    ABN AMRO Holding NV, Sponsored ADR                                              28,780
            2,120    Banco Santander Central Hispano SA, ADR                                         25,779
              570    BNP Paribas, ADR                                                                20,434
              620    Credit Suisse Group, Sponsored ADR                         (c)                  26,536
              820    DBS Group Holdings, Ltd., Sponsored ADR                                         29,602
              300    Deutsche Bank AG                                                                25,860
              340    HSBC Holdings PLC, Sponsored ADR                                                26,996
              670    Lloyds TSB Group PLC, Sponsored ADR                                             24,301
            7,990    Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR                         51,136
            2,240    U.S. Bancorp                                                                    64,557
                                                                                              -------------
                                                                                                    323,981
                                                                                              -------------
                     Beverages -- 2.3%
            1,450    Anheuser-Busch Cos., Inc.                                                       68,715
              480    Coca-Cola Co. (The)                                                             20,002
            1,600    Coca-Cola Enterprises, Inc.                                                     32,832
            1,900    Diageo PLC, Sponsored ADR                                                      108,110
                                                                                              -------------
                                                                                                    229,659
                                                                                              -------------
                     Beverages, Food & Tobacco -- 0.2%
              290    Unilever NV, ADR                                                                19,842
                                                                                              -------------
                     Biotechnology -- 0.1%
              480    Cambrex Corp.                                                                   10,224
                                                                                              -------------
                     Building Materials -- 1.7%
              530    Lafarge SA, Sponsored ADR                                                       12,879
              820    Martin Marietta Materials, Inc.                                                 45,854
            3,100    Masco Corp.                                                                    107,477
                                                                                              -------------
                                                                                                    166,210
                                                                                              -------------
                     Chemicals -- 1.5%
              560    Akzo Nobel NV, Sponsored ADR                                                    25,749
              910    Engelhard Corp.                                                                 27,327
              570    FMC Corp.                                                  (c)                  30,466

            2,610    Hercules, Inc.                                             (c)           $      37,793
              500    Minerals Technologies, Inc.                                                     32,890
                                                                                              -------------
                                                                                                    154,225
                                                                                              -------------
                     Commercial Services -- 2.1%
            1,720    Copart, Inc.                                               (c)                  40,523
            1,670    DeVry, Inc.                                                (c)                  31,596
            2,290    Gartner Group, Inc., Class A                               (c)                  21,915
              760    ITT Educational Services, Inc.                             (c)                  36,860
              760    Keane, Inc.                                                (c)                   9,903
              625    Moody's Corp.                                                                   50,537
              600    MoneyGram International, Inc.                                                   11,334
            1,060    MPS Group, Inc.                                            (c)                  11,141
                                                                                              -------------
                                                                                                    213,809
                                                                                              -------------
                     Computers -- 2.3%
            2,525    Apple Computer, Inc.                                       (c)                 105,217
            1,050    Cognizant Technology Solutions Corp.                       (c)                  48,510
            1,700    Hewlett-Packard Co.                                                             37,298
            8,600    Sun Microsystems, Inc.                                     (c)                  34,744
                                                                                              -------------
                                                                                                    225,769
                                                                                              -------------
                     Cosmetics & Personal Care -- 1.1%
              140    Kao Corp., Sponsored ADR                                                        31,696
            1,425    Procter & Gamble Co.                                                            75,525
                                                                                              -------------
                                                                                                    107,221
                                                                                              -------------
                     Distribution -- 0.3%
              350    Express Scripts, Inc.                                      (c)                  30,517
                                                                                              -------------
                     Distribution & Wholesale -- 1.0%
              650    Fastenal Co.                                                                    35,951
              560    Marubeni Corp., ADR                                                             17,304
            1,010    United Stationers, Inc.                                    (c)                  45,702
                                                                                              -------------
                                                                                                     98,957
                                                                                              -------------
                     Diversified Financial Services -- 6.0%
              600    American Express Co.                                                            30,822
              150    Chicago Mercantile Exchange (The)                                               29,104
            2,200    Citigroup, Inc.                                                                 98,868
            1,400    Fannie Mae                                                                      76,230
              425    Goldman Sachs Group, Inc.                                                       46,746
            3,220    JPMorgan Chase & Co.                                                           111,412
            1,100    Legg Mason, Inc.                                                                85,954
              825    Lehman Brothers Holdings, Inc.                                                  77,682
              775    T. Rowe Price Group, Inc.                                                       46,019
                                                                                              -------------
                                                                                                    602,837
                                                                                              -------------
                     Electric -- 0.6%
            2,550    AES Corp. (The)                                            (c)                  41,769
              750    E.ON AG, Sponsored ADR                                                          21,562
                                                                                              -------------
                                                                                                     63,331
                                                                                              -------------
                     Electrical Components & Equipment -- 0.7%
              370    Hitachi, Ltd., Sponsored ADR                                                    22,988
            4,970    Johnson Electric Holdings, Ltd., Sponsored ADR                                  45,475
                                                                                              -------------
                                                                                                     68,463
                                                                                              -------------
                     Electronics -- 1.2%
              600    Applera Corp. -  Applied Biosystems Group                                       11,844
            1,150    Koninklijke (Royal) Philips Electronics NV                 (c)                  31,648
            3,760    NEC Corp., ADR                                                                  22,635
            1,930    Thermo Electron Corp.                                      (c)                  48,810
                                                                                              -------------
                                                                                                    114,937
                                                                                              -------------
                     Engineering & Construction -- 0.4%
            5,690    ABB, Ltd., Sponsored ADR                                   (c)                  35,278
                                                                                              -------------

                     Environmental Control -- 1.2%
            2,250    Allied Waste Industries, Inc.                              (c)           $      16,447
            3,500    Waste Management, Inc.                                                         100,975
                                                                                              -------------
                                                                                                    117,422
                                                                                              -------------
                     Financial Services -- 0.4%
            2,275    Providian Financial Corp.                                  (c)                  39,039
                                                                                              -------------
                     Food -- 2.5%
            1,450    General Mills, Inc.                                                             71,267
            1,160    Groupe Danone, Sponsored ADR                                                    23,165
            1,180    H.J. Heinz Co.                                                                  43,471
            1,010    Nestle SA, Sponsored ADR                                                        69,123
              450    Whole Foods Market, Inc.                                                        45,959
                                                                                              -------------
                                                                                                    252,985
                                                                                              -------------
                     Food Service -- 0.4%
            8,100    Compass Group PLC, ADR                                                          38,880
                                                                                              -------------
                     Forest Products & Paper -- 0.2%
              910    UPM-Kymmene OYJ, Sponsored ADR                                                  20,320
                                                                                              -------------
                     Health Care - Products -- 4.4%
            2,700    Baxter International, Inc.                                                      91,746
              450    CR Bard, Inc.                                                                   30,636
            2,920    Johnson & Johnson                                                              196,107
              475    Kinetic Concepts, Inc.                                     (c)                  28,334
              560    Steris Corp.                                               (c)                  14,140
              725    Stryker Corp.                                                                   32,342
              600    Zimmer Holdings, Inc.                                      (c)                  46,686
                                                                                              -------------
                                                                                                    439,991
                                                                                              -------------
                     Health Care - Services -- 3.9%
              925    Aetna, Inc.                                                                     69,329
            1,575    Caremark Rx, Inc.                                          (c)                  62,654
              200    Coventry Health Care, Inc.                                 (c)                  13,628
              680    Fresenius Medical Care AG, ADR                                                  18,482
            1,760    Health Management Associates, Inc., Class A                                     46,077
              240    Laboratory Corp. of America Holdings                       (c)                  11,568
              950    UnitedHealth Group, Inc.                                                        90,611
              650    WellPoint, Inc.                                            (c)                  81,478
                                                                                              -------------
                                                                                                    393,827
                                                                                              -------------
                     Holding Companies - Diversified -- 0.4%
              870    Hutchison Whampoa, Ltd., ADR                                                    36,845
                                                                                              -------------
                     Home Builders -- 1.3%
              975    DR Horton, Inc.                                                                 28,509
              700    Pulte Homes, Inc.                                                               51,541
              675    Toll Brothers, Inc.                                        (c)                  53,224
                                                                                              -------------
                                                                                                    133,274
                                                                                              -------------
                     Home Furnishings -- 1.1%
            1,570    Furniture Brands International, Inc.                                            34,242
            1,580    Pioneer Corp., ADR                                                              28,393
            1,070    Sony Corp., Sponsored ADR                                                       42,821
                                                                                              -------------
                                                                                                    105,456
                                                                                              -------------
                     Household Products & Wares -- 1.2%
            1,100    Fortune Brands, Inc.                                                            88,693
            1,560    Newell Rubbermaid, Inc.                                                         34,226
                                                                                              -------------
                                                                                                    122,919
                                                                                              -------------
                     Insurance -- 1.8%
              800    Aflac, Inc.                                                                     29,808
            1,050    Axa, Sponsored ADR                                                              28,014
            1,410    ING Groep NV, Sponsored ADR                                                     42,624
              450    MGIC Investment Corp.                                                           27,752
              900    Prudential Financial, Inc.                                                      51,660
                                                                                              -------------
                                                                                                    179,858
                                                                                              -------------

                     Internet -- 2.4%
            1,525    eBay, Inc.                                                 (c)           $      56,822
              500    Google, Inc., Class A                                      (c)                  90,255
            2,625    Symantec Corp.                                             (c)                  55,991
            1,400    VeriSign, Inc.                                             (c)                  40,180
                                                                                              -------------
                                                                                                    243,248
                                                                                              -------------
                     Leisure Time -- 0.8%
              600    Carnival Corp.                                                                  31,086
              900    Harley-Davidson, Inc.                                                           51,984
                                                                                              -------------
                                                                                                     83,070
                                                                                              -------------
                     Lodging -- 1.0%
              725    MGM Mirage                                                 (c)                  51,345
              825    Starwood Hotels & Resorts Worldwide, Inc.                                       49,525
                                                                                              -------------
                                                                                                    100,870
                                                                                              -------------
                     Machinery - Diversified -- 0.4%
            1,420    Flowserve Corp.                                            (c)                  36,735
                                                                                              -------------
                     Media -- 6.8%
            3,100    Comcast Corp., Special Class A                             (c)                 103,540
            3,500    DIRECTV Group (The), Inc.                                  (c)                  50,470
            1,260    Entercom Communications Corp.                              (c)                  44,755
           12,900    Liberty Media Corp., Class A                               (c)                 133,773
            6,500    Time Warner, Inc.                                          (c)                 114,075
            3,750    Viacom, Inc., Class B                                                          130,613
            3,600    Walt Disney Co. (The)                                                          103,428
                                                                                              -------------
                                                                                                    680,654
                                                                                              -------------
                     Metal Fabricate & Hardware -- 0.4%
            1,260    Mueller Industries, Inc.                                                        35,469
                                                                                              -------------
                     Miscellaneous - Manufacturing -- 3.5%
              440    Carlisle Cos., Inc.                                                             30,699
              930    Crane Co.                                                                       26,775
            1,250    Danaher Corp.                                                                   66,763
            1,340    Federal Signal Corp.                                                            20,328
            3,025    General Electric Co.                                                           109,082
            1,300    Honeywell International, Inc.                                                   48,373
            3,530    Kawasaki Heavy Industries, Ltd., Sponsored ADR             (c)                  23,651
              390    Teleflex, Inc.                                                                  19,960
                                                                                              -------------
                                                                                                    345,631
                                                                                              -------------
                     Office & Business Equipment -- 0.6%
              780    Canon, Inc., Sponsored ADR                                                      41,808
            1,460    Xerox Corp.                                                (c)                  22,119
                                                                                              -------------
                                                                                                     63,927
                                                                                              -------------
                     Oil & Gas -- 3.7%
              775    Apache Corp.                                                                    47,453
            2,165    Burlington Resources, Inc.                                                     108,402
              280    ENI SpA, Sponsored ADR                                                          36,445
            1,550    EOG Resources, Inc.                                                             75,547
              290    Total SA, Sponsored ADR                                                         33,997
            2,158    XTO Energy, Inc.                                                                70,869
                                                                                              -------------
                                                                                                    372,713
                                                                                              -------------
                     Packaging & Containers -- 0.6%
              350    Aptargroup, Inc.                                                                18,193
              550    Ball Corp.                                                                      22,814
              800    Sonoco Products Co.                                                             23,080
                                                                                              -------------
                                                                                                     64,087
                                                                                              -------------
                     Pharmaceuticals -- 2.6%
            1,800    Abbott Laboratories                                                             83,916
              490    AstraZeneca PLC, Sponsored ADR                                                  19,370
            2,170    Bristol-Myers Squibb Co.                                                        55,248

              610    GlaxoSmithKline PLC, ADR                                                 $      28,011
              490    Novartis AG, ADR                                                                22,922
              380    Sanofi-Aventis, ADR                                                             16,089
              490    Schering AG, ADR                                                                32,732
                                                                                              -------------
                                                                                                    258,288
                                                                                              -------------
                     Processing -- 0.1%
              610    Acxiom Corp.                                                                    12,767
                                                                                              -------------
                     Retail -- 8.4%
            1,750    Chico's FAS, Inc.                                          (c)                  49,455
              940    Costco Wholesale Corp.                                                          41,529
              880    Dillard's, Inc., Class A                                                        23,672
            1,540    Dollar Tree Stores, Inc.                                   (c)                  44,244
            2,110    Foot Locker, Inc.                                                               61,823
            2,800    Home Depot, Inc.                                                               107,072
            2,110    Kingfisher PLC, Sponsored ADR                                                   23,632
            2,000    Kohl's Corp.                                               (c)                 103,260
            4,000    McDonald's Corp.                                                               124,560
            1,430    NBTY, Inc.                                                 (c)                  35,879
            1,140    RadioShack Corp.                                                                27,930
              470    Regis Corp.                                                                     19,237
              830    Signet Group PLC, Sponsored ADR                                                 17,289
            1,020    Toys "R" Us, Inc.                                          (c)                  26,275
            1,475    Walgreen Co.                                                                    65,520
            1,290    Wal-Mart Stores, Inc.                                                           64,642
                                                                                              -------------
                                                                                                    836,019
                                                                                              -------------
                     Semiconductors -- 1.7%
            3,125    Intel Corp.                                                                     72,594
            3,825    Texas Instruments, Inc.                                                         97,499
                                                                                              -------------
                                                                                                    170,093
                                                                                              -------------
                     Software -- 2.9%
              525    Adobe Systems, Inc.                                                             35,264
              475    Electronic Arts, Inc.                                      (c)                  24,596
              525    Fair Isaac Corp.                                                                18,081
            1,900    First Data Corp.                                                                74,689
            5,700    Oracle Corp.                                               (c)                  71,136
              470    ProQuest Co.                                               (c)                  16,991
            1,870    Reynolds & Reynolds Co. (The), Class A                                          50,602
                                                                                              -------------
                                                                                                    291,359
                                                                                              -------------
                     Telecommunications -- 1.8%
              280    Adtran, Inc.                                                                     4,939
            1,525    Juniper Networks, Inc.                                     (c)                  33,642
            1,240    Nokia OYJ, Sponsored ADR                                                        19,133
            1,800    QUALCOMM, Inc.                                                                  65,970
            1,070    Telefonica Moviles SA, ADR                                                      12,573
            1,500    Vodafone Group PLC, Sponsored ADR                                               39,840
                                                                                              -------------
                                                                                                    176,097
                                                                                              -------------
                     Transportation -- 0.4%
              725    Expeditors International Washington, Inc.                                       38,824
                                                                                              -------------
                     Water -- 0.2%
              780    Suez SA, ADR                                                                    21,044
                                                                                              -------------
                     Total Common Stocks (Identified Cost $8,629,849)                             8,521,236
                                                                                              -------------

      Principal
         Amount      Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investment -- 11.3%
$       1,128,192    Repurchase Agreement with Investors Bank & Trust Co.
                     dated 3/31/2005 at 2.02% to be repurchased at
                     $1,128,255 on 4/1/2005, collateralized by $1,170,978
                     Federal National Mortgage Association Bond, 3.450%,
                     due 8/25/2033 valued at $1,190,107                                       $   1,128,192
                                                                                              -------------
                     Total Short Term Investment (Identified Cost $1,128,192)                     1,128,192
                                                                                              -------------

                     Total Investments -- 96.7%
                     (Identified Cost $9,758,041) (b)                                             9,649,428
                     Other assets less liabilities                                                  334,401
                                                                                              -------------
                     Total Net Assets -- 100%                                                 $   9,983,829
                                                                                              =============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Portfolio's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Portfolio's securities occur during such period, then these securities may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized depreciation on investments based on cost of $9,758,041 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost                       $      95,133
         Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value                            (203,746)
                                                                                  -------------
         Net unrealized depreciation                                              $    (108,613)
                                                                                  =============

(c)      Non-income producing security.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  IXIS Advisor Funds Trust III

                                  By: /s/ John T. Hailer
                                      ------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ John T. Hailer
                                      ------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  May 23, 2005

                                  By: /s/ Michael C. Kardok
                                      ---------------------

                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  May 23, 2005